LONG-TERM INVESTMENTS - Schedule of Equity Method Investments (Details) (Parenthetical) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Feb. 22, 2017 CNY (¥)	Mar. 18, 2008
Schedule of Equity Method Investments [Line Items]
Impairment loss on equity method investments	$ 2,040	$ 2,408
Equity Method Investments	14,274	17,182
Accumulated impairment loss on investments	177
Decrease in equity method investments		2,908
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	562	247	$ 57
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | Parent Company [Member] | Reportable Legal Entities [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					51.00%
Beijing Eastern Media Corporation Ltd. ("BEMC ") [Member] | China Eastern Media Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					49.00%
Hezhong Chuangjin [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	$ 0	$ 0	78
Ownership percentage	15.00%	15.00%
Impairment loss on equity method investments	$ 1,863	$ 1,886
Equity Method Investments	1,863	1,886
Accumulated impairment loss on investments	1,863	1,886
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	0	33	48
Impairment loss on equity method investments		185
Beijing Yuyue Film Culture Co., Ltd ("Yuyue Film") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	0	0	$ 95
Impairment loss on equity method investments		355
Unicom AirNet (Beijing) Network Co., Ltd. ("Unicom AirNet") [Member]
Schedule of Equity Method Investments [Line Items]
Gain (loss) on investment	$ 3,281	$ 1,114
Ownership percentage				39.00%
Equity Method Investments | ¥				¥ 117.9